Exempt Party-in-Interest Transactions (PII) (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 12,007,330	$ 10,652,600
EBP, Employer, Common Stock Fund [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	1,041,000	$ 1,051,000
Dividends earned	$ 39,000